Tax expense	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Tax Expense
Tax expense

6.	Tax expense

British Virgin Islands

Under the current and applicable laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain, nor is the Company subject to withholding tax on any payment of dividends.

Malaysia

The Group’s subsidiaries, which are considered Malaysian resident companies under Malaysian Income Tax Act 1967, are subject to corporate income tax as determined under Malaysian Income Tax Act at a rate of 24% (“applicable tax rate”) for the financial periods ended September 30, 2024 and 2023.

	For the nine months ended September 30,
	2024	2023
	USD	USD

Current tax
- Current	155,860	287,228
- Under provision in prior period	688	4,738
Tax expense	156,548	291,966

The difference between tax expense and the amount of tax determined by multiplying the profit before tax to the applicable tax rate, is analysed as follows:

	For the nine months ended September 30,
	2024	2023
	USD	USD

Profit before tax	395,959	1,143,302

Tax expense calculated at the applicable tax rate	95,030	274,392
Non-deductible expenses	60,489	17,391
Deferred tax not recognized	341	(3,424)
Utilisation of previously unrecognized tax losses	-	(1,131)
Under provision in previous financial period	688	4,738
	156,548	291,966

6.	Tax expense (continued)

In May 2024, a Malaysian subsidiary was granted Malaysia Digital (“MD”) status by the Malaysia Digital Economy Corporation for the provision of solution in relation to Artificial Intelligence, subject to compliance with applicable conditions. This designation is typically granted to companies that are involved in high-value-added, high-technology, and knowledge-based industries. Companies holding MD status are typically eligible for various incentives, including tax benefits, rights and privileges provided by the Malaysian Government. The tax incentives offered comprise reduced corporate tax rate or investment tax allowance on its capital expenditure. The Malaysian subsidiary is currently in the process of ascertaining compliance with the conditions and analyzing the incentive best suited for it prior to application.

20. Tax expense

British Virgin Islands

Under the current and applicable laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain, nor is the Company subject to withholding tax on any payment of dividends.

Malaysia

The Group’s subsidiaries, which are considered Malaysian resident companies under Malaysian Income Tax Act 1967, are subject to corporate income tax as determined under Malaysian Income Tax Act at a rate of 24% (“applicable tax rate”) for the financial years ended December 31, 2023 and 2022.

	2023	2022
	USD	USD
Current tax
- Current	284,103	182,879
- Under/(Over) provision in prior year	4,686	(719)
Tax expense	288,789	182,160

20.	Tax expense (continued)

The difference between tax expense and the amount of tax determined by multiplying the profit before tax to the applicable tax rate, is analyzed as follows:

	2023	2022
	USD	USD
Profit before tax	1,175,377	757,202

Tax expense calculated at the applicable tax rate	282,091	181,729
Non-deductible expenses	7,161	4,115
Non-taxable income	-	(23)
Tax savings	-	(3,913)
Deferred tax not recognized	(4,030)	971
Under/(Over) provision in previous financial year	4,686	(719)
Utilization of previously unrecognized tax losses	(1,119)	-
Tax expense	288,789	182,160

In May 2024, a Malaysian subsidiary has been granted Malaysia Digital (“MD”) status by the Malaysia Digital Economy Corporation for the provision of solution in relation to Artificial Intelligence, subject to compliance with applicable conditions. This designation is typically granted to companies that are involved in high-value-added, high-technology, and knowledge-based industries. Companies holding MD status are typically eligible for various incentives, including tax benefits, rights and privileges provided by the Malaysian Government. The tax incentives offered comprise reduced corporate tax rate or investment tax allowance on its capital expenditure. The Malaysian subsidiary is currently in the process of ascertaining compliance with the conditions and analyzing the incentive best suited for it prior to application.